Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Warrant Liabilities (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Warrant Liabilities [Line Items]
Warrant liabilities	€ 11,396,000	€ 54,809,000
Warrant Liabilities [Member]
Schedule of Warrant Liabilities [Line Items]
No. of warrants issued	11,246,759	18,286,947
Warrant liabilities	€ 11,396,000	€ 54,808,000
Warrant Liabilities [Member] | Public warrants [Member]
Schedule of Warrant Liabilities [Line Items]
No. of warrants issued	5,006,836	5,047,695
Warrant liabilities	€ 2,645,000	€ 5,112,000
Warrant Liabilities [Member] | Private warrants [Member]
Schedule of Warrant Liabilities [Line Items]
No. of warrants issued	2,773,255	2,773,255
Warrant liabilities	€ 3,042,000	€ 3,061,000
Warrant Liabilities [Member] | Warrants relating to shareholder loans [Member]
Schedule of Warrant Liabilities [Line Items]
No. of warrants issued	3,466,668	8,638,713
Warrant liabilities	€ 5,709,000	€ 35,376,000
Warrant Liabilities [Member] | Warrants relating to convertible notes [Member]
Schedule of Warrant Liabilities [Line Items]
No. of warrants issued		1,827,284
Warrant liabilities		€ 11,259,000